Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)
Ordinary shares, Authorized	43,567,567	43,567,567
Ordinary shares, Issued	9,177,100	1,215,512
Ordinary shares, outstanding	9,177,100	1,215,512